Property and Equipment and Right of Use Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment and Right of Use Assets

Note 9. Property and Equipment and Right of Use Assets

	June 30,	December 31,
	2026	2025
Computer equipment
At cost	$21,171,492	$16,863,167
Accumulated depreciation	(3,675,250)	(1,666,017)
Total computer equipment	17,496,242	15,197,150
Electrical equipment
At cost	8,712,037	-
Accumulated depreciation	(343,641)	-
Total electrical equipment	8,368,396	-
Capitalized software
At cost	336,543	-
Accumulated amortization	(8,080)	-
Total capitalized software	328,463	-
Other equipment
At cost	145,331	11,829
Accumulated depreciation	(15,125)	(1,204)
Total other equipment	130,206	10,625
Total property and equipment, net	$26,323,307	$15,207,775

Right of use assets
At cost	8,873,684	8,236,478
Accumulated amortization	(1,984,481)	(1,095,601)
Total right of use assets, net	6,889,203	7,140,877

Depreciation and amortization expense related to property and equipment amounted to $1,881 thousand and $3,199 thousand for the three and six months ended June 30, 2026, respectively, and $422 thousand and $804 thousand for the three and six months ended June 30, 2025, respectively. Foreign currency translation adjustments related to property and equipment were $28 thousand and ($64) thousand were recognized for the three and six-month ended June 30, 2026, respectively, and $79 thousand and $242 thousand for the three and six months ended June 30, 2025, respectively.

Note 8. Property and Equipment

	December 31,	December 31,
	2025	2024
Computer equipment
At cost	$16,863,167	$4,640,967
Accumulated Depreciation	(1,666,017)	(407,672)
Total Computer Equipment	15,197,150	4,233,295
Other equipment
At cost	11,828	380,900
Accumulated Depreciation	(1,203)	(38,090)
Total Office Equipment	10,625	342,810
Total property and equipment, net	$15,207,775	$4,576,105

Right of use assets
At cost	8,236,479	1,011,179
Accumulated Depreciation	(1,095,602)	(75,843)
Total right of use, net	7,140,877	935,336
Total property and equipment, net	$22,348,652	$5,511,441

Depreciation expense related to computer equipment amounted to $2,043 thousand for the year ended December 31, 2025 and $460 thousand for the year ended December 31, 2024. Foreign currency translation adjustments of $198 thousand were recognized for the same period.